Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2013	2012
Deferred income tax assets (liabilities):
Property and equipment	$(153,864)	$(54,443)
Deferred revenue	40,564	246,740
Accrued expenses	223,022	288,338
Share based compensation related	1,554,048	1,094,927
Other	208,266	546,636
Net operating loss carryforwards	23,089,111	19,816,443
	24,961,147	21,938,641
Less valuation allowance	(24,961,147)	(21,938,641)
	$-	$-